SHARE-BASED PAYMENT - 2018 Plan (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
SHARE-BASED PAYMENT
Share-based compensation expense | ¥		¥ 65,154		¥ 55,128		¥ 134,709
2018 Plan | Share Options
SHARE-BASED PAYMENT
Shares authorized (in shares) | shares	9,559,607
Increase in authorized shares (as percent of outstanding shares)	1.00%
Granted | shares		4,030,108		651,000		6,988,469
Share options granted exercise price | $ / shares			$ 0		$ 0		$ 0.35
Share-based compensation expense | ¥		¥ 41,836		¥ 32,424		¥ 9,523